PROPERTY OWNED (Tables)	12 Months Ended
Apr. 30, 2013
PROPERTY OWNED [Abstract]
Schedule of Future Minimum Lease Payments
The future minimum lease receipts to be received under non-cancellable leases for commercial properties as of April 30, 2013, assuming that no options to renew or buy out the lease are exercised, are as follows:
Year Ended April 30,	(in thousands)
2014	$114,118
2015	102,967
2016	92,131
2017	77,193
2018	61,744
Thereafter	195,986
$644,139